Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	December 31, 2017	December 31, 2016
Term loan facility, net of debt issuance costs (a)	18,987	—
Senior financing (b)	10,901	10,553
Convertible debt (c)	17,335	17,286
Other bank financing (d)	6,562	9,949
Capital lease obligations (e)	637	781
Subordinated debenture notes (f)	—	40,463
Balance, end of period	$54,422	$79,032
Current portion	(8,993)	(48,097)
Long-term portion	$45,429	$30,935

Schedule of Maturities of Long-term Debt
The carrying value of principal repayment schedule of the long-term debt is as follows for the years ending December 31:

	Term loan facility	Senior financing	Convertible debt	Other bank financing	Capital lease obligations	Total
2018	$1,747	$1,838	$—	$5,122	$286	$8,993
2019	3,747	1,971	—	360	139	6,217
2020	5,747	2,106	—	360	100	8,313
2021	7,746	2,363	17,335	360	80	27,884
2022 and thereafter	—	2,623	—	360	32	3,015
	$18,987	$10,901	$17,335	$6,562	$637	$54,422
The minimum repayments including interest are as follows, for the years ending December 31:

2018	$2,390
2019	4,682
2020	6,240
2021	7,572
2022	6,240
2023 and thereafter	7,920
$35,044